Accounting Policies - Contract Costs (Details) - Costs to obtain contract with customers - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Costs
Beginning balance	$ 4,998,314	$ 4,541,557
Additions	2,345,031	2,298,850
Amount recognized in income	(2,025,119)	(1,842,093)
Ending balance	5,318,226	4,998,314
Current Contract Costs	1,918,287	1,782,723
Total Non-current Contract Costs	3,399,939	3,215,591
Cable Segment
Contract Costs
Beginning balance	2,498,124	2,027,691
Additions	1,764,989	1,209,894
Amount recognized in income	(965,677)	(739,461)
Ending balance	3,297,436	2,498,124
Current Contract Costs	1,077,417	797,273
Total Non-current Contract Costs	2,220,019	1,700,851
Sky Segment
Contract Costs
Beginning balance	2,500,190	2,513,866
Additions	580,042	1,088,956
Amount recognized in income	(1,059,442)	(1,102,632)
Ending balance	2,020,790	2,500,190
Current Contract Costs	840,870	985,450
Total Non-current Contract Costs	$ 1,179,920	$ 1,514,740